REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
First Citizens Bancshares, Inc. [Member]
Total capital to risk weighted assets:
Total Capital (to Risk-Weighted Assets) - Actual	$ 117,027	$ 107,930
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	53,255	50,435
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized
Total Capital (to Risk-Weighted Assets) - Actual ratio	17.60%	17.10%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Tier I capital to risk weighted assets:
Tier I Capital (to Risk-Weighted Assets) - Actual	109,187	100,026
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	26,615	25,227
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	16.40%	15.90%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.00%	6.00%
Tier I capital to average assets:
Tier I Capital (to Average Total Assets) - Actual	109,187	100,026
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	46,463	43,632
Tier I Capital (to Average Total Assets) - To Be Well Capitalized
Tier I Capital (to Average Total Assets) - Actual ratio	9.40%	9.20%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
First Citizens National Bank [Member]
Total capital to risk weighted assets:
Total Capital (to Risk-Weighted Assets) - Actual	115,990	107,153
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	53,206	50,484
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	66,508	63,105
Total Capital (to Risk-Weighted Assets) - Actual ratio	17.40%	17.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Tier I capital to risk weighted assets:
Tier I Capital (to Risk-Weighted Assets) - Actual	108,150	99,242
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	26,605	25,252
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	39,908	37,879
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	16.30%	15.70%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.00%	6.00%
Tier I capital to average assets:
Tier I Capital (to Average Total Assets) - Actual	108,150	99,242
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	46,416	43,623
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	$ 58,080	$ 54,529
Tier I Capital (to Average Total Assets) - Actual ratio	9.30%	9.10%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%